Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 71,484,703	$ 65,061,953	$ 63,936,185
Cost of revenues	(53,309,102)	(34,642,649)	(31,689,117)
Gross profit	18,175,601	30,419,304	32,247,068
Operating expenses:
Selling and marketing	9,958,886	9,179,160	6,291,228
General and administrative	5,030,899	3,482,459	1,951,259
Research and development	1,660,100	2,358,968	2,161,708
Total operating expenses	16,649,885	15,020,587	10,404,195
Operating income	1,525,716	15,398,717	21,842,873
Other income (expenses):
Interest income	131,901	74,929	42,038
Interest expense	(111,799)	(98,086)	(83,549)
Other income, net	105,522	156,562	103,771
Total other income, net	125,624	133,405	62,260
Income before income taxes	1,651,340	15,532,122	21,905,133
Income tax provision	(959,384)	(2,844,087)	(3,183,154)
Net income	691,956	12,688,035	18,721,979
Net loss attributable to non-controlling interests	94,400
Net income attributable to Happiness Biotech Group Limited	786,356	12,688,035	18,721,979
Other comprehensive income:
Foreign currency translation adjustments	6,113,570	(3,356,032)	(2,985,586)
Comprehensive income	6,805,526	9,332,003	15,736,393
Less: comprehensive income attributable to non-controlling interests	(2,873,378)
Comprehensive income attributable to Happiness Biotech Group Limited	$ 3,932,148	$ 9,332,003	$ 15,736,393
Basic and diluted earnings per ordinary share
Basic and diluted (in Dollars per share)	$ 0.03	$ 0.53	$ 0.81
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	26,160,270	23,843,836	23,000,000